3. Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Composition of net loans
	2013	2012

Commercial & industrial	$ 55,619,285	$ 49,283,948
Commercial real estate	156,935,803	139,807,517
Residential real estate - 1st lien	172,847,074	169,612,809
Residential real estate - Jr lien	45,687,405	47,029,023
Consumer	8,819,359	10,642,151
	439,908,926	416,375,448
Deduct (add):
Allowance for loan losses	4,854,915	4,312,080
Deferred net loan costs	(300,429)	(169,501)
	4,554,486	4,142,579
Net Loans	$435,354,440	$412,232,869

Past due loans by segment

		90 Days	Total			Non-Accrual	90 Days or More
December 31, 2013	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$1,060,971	$ 310,669	$ 1,371,640	$ 54,247,645	$ 55,619,285	$ 527,105	$ 21,902
Commercial real estate	713,160	215,507	928,667	156,007,136	156,935,803	1,403,541	5,313
Residential real estate - 1st lien	5,184,457	1,655,950	6,840,407	166,006,667	172,847,074	2,203,106	817,109
Residential real estate - Jr lien	533,134	289,169	822,303	44,865,102	45,687,405	593,125	56,040
Consumer	136,922	7,784	144,706	8,674,653	8,819,359	0	7,784
Total	$7,628,644	$2,479,079	$10,107,723	$429,801,203	$439,908,926	$4,726,877	$908,148

		90 Days	Total			Non-Accrual	90 Days or More
December 31, 2012	30-89 Days	or More	Past Due	Current	Total Loans	Loans	and Accruing

Commercial & industrial	$ 782,937	$ 377,145	$1,160,082	$ 48,123,866	$ 49,283,948	$ 596,777	$ 0
Commercial real estate	785,890	888,179	1,674,069	138,133,448	139,807,517	1,892,195	53,937
Residential real estate - 1st lien	4,654,077	844,803	5,498,880	164,113,929	169,612,809	1,928,097	281,845
Residential real estate - Jr lien	379,363	57,128	436,491	46,592,532	47,029,023	338,383	41,434
Consumer	132,624	844	133,468	10,508,683	10,642,151	0	844
Total	$6,734,891	$2,168,099	$8,902,990	$407,472,458	$416,375,448	$4,755,452	$378,060

Changes in the allowance for loan losses

For the year ended December 31, 2013
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080
Charge-offs	(83,344)	(124,849)	(56,430)	(56,797)	(67,009)	0	(388,429)
Recoveries	2,953	185,791	15,819	21,277	35,424	0	261,264
Provision (credit)	168,392	546,016	(70,781)	69,435	(1,835)	(41,227)	670,000
Ending balance	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915

Allowance for loan losses
Evaluated for impairment
Individually	$ 27,500	$ 147,700	$99,700	$ 76,500	$ 0	$ 0	$ 351,400
Collectively	488,882	1,995,698	1,352,484	289,971	105,279	271,201	4,503,515
Total	$ 516,382	$ 2,143,398	$ 1,452,184	$ 366,471	$ 105,279	$271,201	$ 4,854,915

Loans evaluated for impairment
Individually	$ 373,696	$ 1,386,477	$ 1,788,793	$ 559,250	$ 0		$ 4,108,216
Collectively	55,245,589	155,549,326	171,058,281	45,128,155	8,819,359		435,800,710
Total	$55,619,285	$156,935,803	$172,847,074	$45,687,405	$8,819,359		$439,908,926

For the year ended December 31, 2012
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$ 342,314	$ 1,385,939	$ 1,578,493	$ 331,684	$ 124,779	$123,293	$ 3,886,502
Charge-offs	(159,309)	(57,923)	(246,237)	(135,622)	(96,491)	0	(695,582)
Recoveries	29,769	51,863	5,538	1,538	32,452	0	121,160
Provision	215,607	156,561	225,782	134,956	77,959	189,135	1,000,000
Ending balance	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080

Allowance for loan losses
Evaluated for impairment
Individually	$ 0	$ 0	$ 134,800	$ 39,200	$ 0	$ 0	$ 174,000
Collectively	428,381	1,536,440	1,428,776	293,356	138,699	312,428	4,138,080
Total	$ 428,381	$ 1,536,440	$ 1,563,576	$ 332,556	$ 138,699	$312,428	$ 4,312,080

Loans evaluated for impairment
Individually	$ 435,165	$ 1,762,615	$ 1,641,960	$ 309,606	$ 0		$ 4,149,346
Collectively	48,848,783	138,044,902	167,970,849	46,719,417	10,642,151		412,226,102
Total	$49,283,948	$139,807,517	$169,612,809	$47,029,023	$10,642,151		$416,375,448

Impaired loans by segment
	As of December 31, 2013			2013
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 314,510	$ 363,618	$ 0	$ 339,519
Commercial real estate	944,845	1,021,143	0	1,325,504
Residential real estate - 1st lien	1,354,432	1,654,023	0	1,088,631
Residential real estate - Jr lien	164,137	228,134	0	64,606

With an allowance recorded
Commercial & industrial	59,186	59,186	27,500	11,837
Commercial real estate	441,632	446,963	147,700	272,174
Residential real estate - 1st lien	434,361	474,496	99,700	515,685
Residential real estate - Jr lien	395,113	429,167	76,500	380,855

Total
Commercial & industrial	$ 373,696	$ 422,804	$ 27,500	$ 351,356
Commercial real estate	$1,386,477	$1,468,106	$147,700	$1,597,678
Residential real estate - 1st lien	$1,788,793	$2,128,519	$ 99,700	$1,604,316
Residential real estate - Jr lien	$ 559,250	$ 657,301	$ 76,500	$ 445,461

Total	$4,108,216	$4,676,730	$351,400	$3,998,811

	As of December 31, 2012			2012
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With no related allowance recorded
Commercial & industrial	$ 435,165	$ 473,664	$ 0	$ 536,973
Commercial real estate	1,762,615	2,123,371	0	2,019,449
Residential real estate - 1st lien	1,024,598	1,250,224	0	893,629
Residential real estate - Jr lien	15,694	76,680	0	34,602

With an allowance recorded
Commercial & industrial	0	0	0	232,743
Commercial real estate	0	0	0	920,842
Residential real estate - 1st lien	617,362	669,288	134,800	892,339
Residential real estate - Jr lien	293,912	319,020	39,200	295,372

Total
Commercial & industrial	$ 435,165	$ 473,664	$ 0	$ 769,716
Commercial real estate	$1,762,615	$2,123,371	$ 0	$2,940,291
Residential real estate - 1st lien	$1,641,960	$1,919,512	$134,800	$1,785,968
Residential real estate - Jr lien	$ 309,606	$ 395,700	$ 39,200	$ 329,974

Total	$4,149,346	$4,912,247	$174,000	$5,825,949

Risk ratings

As of December 31, 2013
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$51,740,744	$148,516,895	$169,771,357	$44,739,736	$8,800,365	$423,569,097
Group B	2,824,169	3,292,200	160,468	460,844	0	6,737,681
Group C	1,054,372	5,126,708	2,915,249	486,825	18,994	9,602,148
Total	$55,619,285	$156,935,803	$172,847,074	$45,687,405	$8,819,359	$439,908,926

As of December 31, 2012
			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$47,689,238	$131,643,756	$166,374,493	$46,162,420	$10,632,404	$402,502,311
Group B	593,838	4,139,367	404,752	318,248	0	5,456,205
Group C	1,000,872	4,024,394	2,833,564	548,355	9,747	8,416,932
Total	$49,283,948	$139,807,517	$169,612,809	$47,029,023	$10,642,151	$416,375,448

Loans modified as TDRs

TDRs by segment for the periods presented were as follows:

For the year ended December 31, 2013
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate - 1st lien	4	$ 321,406	$ 330,266
Residential real estate - Jr lien	1	23,425	23,425
Total	5	$ 344,831	$ 353,691

For the year ended December 31, 2012
		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Commercial real estate	2	$1,030,645	$1,030,645
Residential real estate - 1st lien	3	200,241	205,588
Total	5	$1,230,886	$1,236,233

TDRs payment default

There were no TDRs for which there was a payment default under the restructured terms during the twelve month period ended December 31, 2012. The TDRs for which there was a payment default during the twelve month period ended December 31, 2013 were as follows:

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	2	$213,342